The Target Portfolio Trust

Supplement dated November 13, 2006 to

Statement of Additional Information (SAI) dated April 28, 2006

The table entitled “Portfolio Investments and Strategies” appearing in Part I of the SAI in the section entitled “Fund Classification, Investment Objectives & Policies” is hereby revised by identifying the following Portfolios as engaging in securities lending:

•	Large Capitalization Growth Portfolio
•	Large Capitalization Value Portfolio
•	Small Capitalization Growth Portfolio
•	Small Capitalization Value Portfolio

LR0088